Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and due from banks	$ 349,216	$ 469,879
Loans, net of unearned income	15,389,074	16,708,582	16,397,127
Allowance for loan losses	253,809	276,963	384,351	664,799
Total net loans	15,135,265	16,431,619
Other assets	1,685,384	1,670,840
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	23,789,833	25,334,019
Liabilities:
Term borrowings	1,739,859	2,226,482
Other liabilities	603,898	743,933
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	21,289,082	22,824,813
On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	1,244	0
Loans, net of unearned income	100,790	119,796
Allowance for loan losses	4,439	4,272
Total net loans	96,351	115,524
Other assets	1,892	1,869
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	99,487	117,393
Liabilities:
Term borrowings	89,640	108,502
Other liabilities	18	24
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	89,658	108,526
Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	64,505	60,788
Total assets (Restricted - $.1 billion on December 31, 2013 and 2012)	64,505	60,788
Liabilities:
Other liabilities	49,519	49,758
Total liabilities (Restricted - $.1 billion on December 31, 2013 and 2012)	$ 49,519	$ 49,758